CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES - Additional Information (Detail) ₱ / shares in Units, $ / shares in Units, $ in Thousands						2 Months Ended	12 Months Ended
	Dec. 10, 2018 USD ($) shares	Dec. 10, 2018 USD ($) shares	Dec. 10, 2018 PHP (₱) shares	Oct. 31, 2018 ₱ / shares shares	Oct. 31, 2018 $ / shares shares	Aug. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 ₱ / shares	Dec. 31, 2020 $ / shares	May 31, 2019 ₱ / shares	May 31, 2019 $ / shares	Dec. 10, 2018 PHP (₱)
Studio City [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total transfer from (to) noncontrolling interests of Melco Resorts & Entertainment Limited | $							$ 42		$ (31,845)
Decrease in additional paid-in capital resulting from an initial public offering of Studio City International | $									$ 31,845
Increase in additional paid-in capital resulting from the private placements | $						$ 42	$ 42
Studio City [Member] | Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from Issuance of Private Placement | $						500,000
Proceeds from issuance of private placement from noncontrolling interest | $						$ 219,198
Studio City [Member] | Class A Ordinary Shares [Member] | Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares						72,185,488
Studio City [Member] | Class A Ordinary Shares [Member] | IPO, private placement to Melco International [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares									800,376
Studio City [Member] | American Depositary Share (ADS) [Member] | Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares						14,087,299
Studio City [Member] | American Depositary Share (ADS) [Member] | IPO, over-allotment option [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares									4,312,500
Studio City [Member] | American Depositary Share (ADS) [Member] | IPO, excluding private placement to Melco International and over-allotment option [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares									28,750,000
Studio City [Member] | Equivalent Class A Ordinary Shares for ADS [Member] | Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares						56,349,196
Studio City [Member] | Equivalent Class A Ordinary Shares for ADS [Member] | IPO, over-allotment option [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares									17,250,000
Studio City [Member] | Equivalent Class A Ordinary Shares for ADS [Member] | IPO, excluding private placement to Melco International and over-allotment option [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares									115,000,000
MRP Share Incentive Plan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Decrease in additional paid-in capital resulting from the vesting of restricted shares | $									$ 573
Number of restricted shares, Vested									20,506,393
Business acquisition number of shares owned in reverse stock split							500,000
Share price | (per share)										₱ 1	$ 0.02
MRP Share Incentive Plan [Member] | Restricted shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price | (per share)												₱ 7.25	$ 0.14
Melco International Share Incentive Plan [Member] | Restricted shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of restricted shares, Vested							1,627,000
Share price | (per share)										₱ 7.25	$ 0.14
Melco Resorts and Entertainment (Philippines) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market and the Tender Offer | $							$ 46		$ 140,999
Total transfer from (to) noncontrolling interests of Melco Resorts & Entertainment Limited | $							(62)	(30)	(141,572)
Decrease in additional paid-in capital resulting from certain transactions during the period | $							$ 62	$ 30
Melco Resorts and Entertainment (Philippines) [Member] | Purchases from the open market [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock purchased, shares		107,475,300	107,475,300
Common stock purchased, value		$ 14,779	₱ 779,196,000
Melco Resorts and Entertainment (Philippines) [Member] | Tender Offer [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Outstanding number of common shares to be acquired				1,569,786,768	1,569,786,768
Price per share | (per share)				₱ 7.25	$ 0.14
Total price of common shares tendered	$ 184,055	184,055												₱ 9,703,963,000
Number of common shares tendered	1,338,477,668
Melco Resorts and Entertainment (Philippines) [Member] | Purchases From The Open Market And The Tender Offer [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market and the Tender Offer | $		$ 140,999
Melco Resorts and Entertainment (Philippines) [Member] | Restricted shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Decrease in additional paid-in capital resulting from the vesting of restricted shares | $									$ 573